Commitments and contingencies	6 Months Ended
Jun. 30, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies

20. Commitments and Contingencies

Claims

There are no material claims known to management related to the activities of the Group.

Commitments

The Group's contractual obligations and commitments as of June 30, 2025 amounted to €133 million, (December 31, 2024: €109.9 million) primarily related to research and development activities.

The Group had no contingent liabilities and no contingent assets as of June 30, 2025 and December 31, 2024.